Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Accrued Liabilities and Other Liabilities [Abstract]
Schedule of Components of Accrued Expenses and Other Current Liabilities

The components of accrued expenses and other current liabilities were as follows:

	As of December 31,
	2021	2022
	RMB	RMB
Salary and welfare payable	234,209	106,844
Accrued operating expenses	82,625	39,694
Payable for acquisitions of property and equipment	10,229	4,083
Other tax payable	8,973	2,013
Refund liabilities (1)	5,559	389
Payables for paid and promotional courses (2)	50,698	—
	392,293	153,023

(1)
Refund liabilities represented the estimated amounts of fee received for Other educational products and services that is estimated to be refunded as described in Note 2.

(2)
Payables for paid and promotional courses mainly consisted of payables for teaching materials and human resource service fee to third-party service providers in relation to the Online K-12 tutoring services.